Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 168,490	$ 50,395
Accounts receivable (less allowance for doubtful accounts of $48,000 and $35,000 in December and September 2011 and $17,000 in December 2010)	294,306	387,697
Deferred Compensation	37,041	17,562
Prepaid Expenses and other current assets	218,675	63,215
Total Current Assets	718,512	518,869
Property and Equipment:
Property and equipment	3,024,302	2,031,771
Less—Accumulated depreciation	(1,680,484)	(1,200,448)
Net Property and Equipment	1,343,818	831,323
Other Assets:
Goodwill	2,201,828	2,201,828
Deferred compensation	26,614	44,176
Other assets	61,923	18,652
Intangible Assets, net	955,048	1,169,404
Employee loan	0	23,000
Total Other Assets	3,245,413	3,457,060
Total Assets	5,307,743	4,807,252
Current Liabilities:
Accounts payable and accrued expenses	1,343,855	1,070,036
Credit line payable	100,292	99,970
Due to related party	124,753	52,718
Dividend Payable	162,500	125,000
Deferred revenue	641,381	461,724
Leases payable	499,325	325,934
Loans payable	128,182	122,251
Contingent consideration in SafeData acquisition	0	805,087
Total Current Liabilities	3,000,288	3,062,720
Deferred rental obligation	21,341	26,064
Due to officer	624,818	614,628
Loan payable long term	11,887	151,491
Leases payable long term	509,628	115,533
Convertible debt	0	18,928
Convertible debt – related parties	0	227,138
Total Long Term Liabilities	1,167,674	1,153,782
Total Liabilities	4,167,962	4,216,502
Commitments and contingencies	0	0
Stockholders’ Equity:
Preferred Stock, $.001 par value; 10,000,000 shares authorized; 1,401,786 shares issued and outstanding in each period	1,402	1,402
Common stock, par value $0.001; 250,000,000 shares authorized; 28,912,712, and 17,127,541 shares issued and outstanding for December 31, 2011 and 2010, respectively; 22,572,410 issued and outstanding for September 30, 2011.	28,913	17,861
Additional paid in capital	10,705,470	7,313,844
Accumulated deficit	(9,596,004)	(6,742,357)
Total Stockholders' Equity	1,139,781	590,750
Total Liabilities and Stockholders' Equity	$ 5,307,743	$ 4,807,252